SEMI ANNUAL REPORT

MUTUAL BEACON FUND

JUNE 30, 1998

[LOGO]
FRANKLIN(R) TEMPLETON(R)

PAGE



[PHOTO OF MICHAEL F. PRICE APPEARS HERE]


                           SPECIAL SHAREHOLDER UPDATE

Dear Shareholder:

As Mutual Series has grown, I have worked closely with a team of individuals who share my belief in the disciplined, value-oriented investment approach pioneered by Max Heine more than forty years ago. This process demands intense fundamental analysis - doing your homework, crunching the numbers, and truly striving to be an expert in the businesses in which you invest.

Today, we have a senior portfolio group that is among the best in the industry, and effective November 1, we plan to formalize their management roles. Peter Langerman will be Chief Executive Officer and Rob Friedman will be Chief Investment Officer, with overall responsibility for the funds' portfolio management. Their work will be supported by our senior team, which includes Jeff Altman, Ray Garea, David Marcus, Larry Sondike and David Winters - each of whom have made significant contributions to our success. While I will no longer be actively managing the funds' portfolios, I will continue as Chairman of the Boards of Directors that oversee the Mutual Series funds and Franklin Mutual Advisers, Inc.

More than anything, these new titles reflect the tremendous confidence I have in each of these individuals. Peter Langerman has been with Mutual Series since 1986, and has served as Chief Operating Officer since May 1997. Rob Friedman has been with our organization since 1988, and has done exceptional work in implementing our philosophy both domestically and abroad. He has also been instrumental to the success of Mutual Discovery Fund.

Both personally and professionally, I remain strongly committed to Mutual Series and will continue to be very much a part of this organization in the years ahead. My substantial personal investment in the funds should speak for itself.

We hope that you will share the confidence we have in the abilities of Peter, Rob and our senior management team to lead Mutual Series and continue our tradition of value investing.

Sincerely,


/S/ Michael F. Price

Michael F. Price

PAGE


SHAREHOLDER LETTER


Your Fund's Objective: Mutual Beacon Fund seeks capital appreciation with income as a secondary objective, by investing primarily in common and preferred stocks, bonds, and convertible securities. The fund may also invest in foreign securities.




CONTENTS


Shareholder Letter ........   1

Performance Summaries
   Class Z ................   4
   Class I ................   6
   Class II ...............   7

Statement of Investments ..  11

Financial Statements ......  25

Notes to Financial
Statements ................  28





Dear Shareholder:

We are pleased to bring you this semiannual report of Mutual Beacon Fund, which covers the six months ended June 30, 1998. During this period, relatively low interest rates, benign inflation, and moderate economic growth contributed to strong stock market performance in the U.S. The Standard & Poor's(R) 500 Stock Index rose 17.71% and the Dow Jones(R) Industrial Average advanced 14.11%, as many investors appeared to focus on large growth companies, regardless of valuation.* In such an environment, contrarian "value" investors such as ourselves have difficulty performing in line with broad market indices, and the fund's Class Z shares produced a six-month 10.27% cumulative total return, as discussed in the Performance Summary on page 4.





*Source: Standard & Poor's Micropal. Dow Jones Industrial Average's total return is calculated by Wilshire Associates, Inc. Indices are unmanaged. Price appreciation includes reinvested dividends. One cannot invest directly in an index. You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.


[PYRAMID GRAPHIC]


PAGE

Portfolio Breakdown
Based on Total Net Assets
6/30/98

This chart shows in pie format the portfolio breakdown of the fund's securities on June 30, 1998, based on total net assets.

[PIE CHART APPEARS HERE]

Equities                 82.8%
Bonds                    3.0%
Short-Term Investments
& Other Net Assets       14.2%

      [PIE CHART]




 TOP 10 INDUSTRIES
  6/30/98

This table shows the Top 10 Industries of the fund on June 30, 1998, based on total net assets.


                                % OF TOTAL
  INDUSTRY                       NET ASSETS
-------------------------------------------
  Multi-Industry                    9.5%
  Broadcasting & Publishing         8.4%
  Transportation                    5.4%
  Insurance                         5.1%
  Banking                           4.8%
  Financial Services                4.6%
  Energy Sources                    4.4%
  Health & Personal Care            4.0%
  Automobiles                       3.6%
  Telecommunications                3.4%

A number of our European holdings contributed positively to the fund's performance. The stock price of Suez Lyonnaise des Eaux SA rose considerably as it metamorphosed into one of the world's largest water and waste services companies, and we believe still more value could be unlocked. The share value of Investor AB, a large Swedish company whose holdings include Astra AB (pharmaceuticals), Ericsson LM (telecommunications equipment) and Scania AB (truck manufacturing), also increased substantially. Investor's new chairman is driving more restructuring at all divisions, yet during the period, its shares traded at an approximate 20% discount to its book value. In our opinion, the firm has excellent long-term potential.

Some of the fund's largest U.S. positions, including MCI Communications Corp. and Morgan Stanley Dean Witter & Co., also performed well. MCI's merger with Worldcom, which is scheduled for this summer, benefited the fund significantly. And the merger of Dean Witter, Discover and The Morgan Stanley Group appears to have been a considerable success. Combined, these two powerful franchises offer compelling synergies, and, in our opinion, its management, which owns a substantial amount of the stock, is very shareholder oriented.

Looking forward, we believe equity markets should present us with many opportunities, and expect to find value in small-cap and medium-cap stocks. The remainder of 1998 should be an exciting period for Europe as the continent prepares for limited introduction of the euro (the region's future single currency) on January 1, 1999. And the Asian financial crises of 1997 could also provide investment



2

PAGE


opportunities for us. Of course, we are always mindful of the fund's low risk, low volatility philosophy, and our investments will be consistent with this.

We appreciate your participation in Mutual Beacon Fund and welcome your comments and suggestions.

Sincerely,

Franklin Mutual Advisers Senior Portfolio Management Team


The discussion contained in this report reflects our views, opinions and portfolio holdings as of June 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks, such as political uncertainty or fluctuations in foreign exchange rates in areas where investments are made. The fund generally expects to hedge against currency risk where feasible and to the extent possible. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings, or liquidations. The risks associated with this and other fund-specific investments are described in the prospectus.



  TOP 10 HOLDINGS
  6/30/98


This chart shows the top ten industries of the fund as of June 30, 1998, based on total net assets.


  COMPANY                      % OF TOTAL
  INDUSTRY, COUNTRY             NET ASSETS
------------------------------------------
  Investor AB, A & B
  Multi-Industry, Sweden           2.7%

  Chase Manhattan Corp.
  Banking, U.S.                    2.5%

  Mediaone Group Inc.
  Broadcasting & Publishing, U.S.  2.2%

  Suez Lyonnaise des Eaux SA
  Business & Public Services,
  France                           1.8%

  Railtrack Group Plc.
  Transportation,
  United Kingdom                   1.8%

  General Motors Corp.
  Automobiles, U.S.                1.6%

  MCI Communications Corp.
  Telecommunications, U.S.         1.2%

  Morgan Stanley
  Dean Witter & Co.
  Financial Services, U.S.         1.1%

  Kinnevik AB, A & B
  Multi-Industry, Sweden           1.1%

  Lucas Varity Plc.
  Industrial Components,
  United Kingdom                   1.0%





                                                                               3

PAGE


PERFORMANCE SUMMARY

CLASS Z

Mutual Beacon Fund - Class Z produced a 10.27% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions.

The fund's Class Z share price increased $1.45, from $14.12 on December 31, 1997, to $15.57 on June 30, 1998. During the reporting period, Class Z shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.



Past performance is not predictive of future results.


4

PAGE


  CLASS Z
  PERIODS ENDED 6/30/98

                                                                1-YEAR       5-YEAR      10-YEAR
------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                                    20.77%      139.84%      339.09%
  Average Annual Total Return(2)                                20.77%       19.26%       15.95%
  Value of $10,000 Investment(3)                              $12,077      $24,130      $43,909



                                    6/30/94      6/30/95      6/30/96      6/30/97      6/30/98
------------------------------------------------------------------------------------------------
  One-Year Total Return(4)            13.55%       16.34%       22.59%       23.37%       20.77%


1. Cumulative total return represents the change in value of an investment over the indicated periods.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods.

4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.






Past performance is not predictive of future results.



                                                                               5

PAGE


CLASS I

Mutual Beacon Fund - Class I produced a 10.08% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the sales charge.

The fund's Class I share price, as measured by net asset value, increased $1.42, from $14.09 on December 31, 1997, to $15.51 on June 30, 1998. During the reporting period, Class I shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.




  CLASS I
  PERIODS ENDED 6/30/98

                                                                   SINCE
                                                                  INCEPTION
                                                      1-YEAR      (11/1/96)
----------------------------------------------------------------------------
  Cumulative Total Return(1)                            20.32%       43.65%
  Average Annual Total Return(2)                        14.87%       20.98%
  Value of $10,000 Investment(3)                       $11,487     $13,719


1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the maximum 4.5% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include the sales charge.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.


6

PAGE

CLASS II

Mutual Beacon Fund - Class II produced a 9.76% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include sales charges.

The fund's Class II share price, as measured by net asset value, increased $1.37, from $14.04 on December 31, 1997, to $15.41 on June 30, 1998. During the
reporting period, Class II shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.



  CLASS II
  PERIODS ENDED 6/30/98

                                                                    SINCE
                                                                   INCEPTION
                                                      1-YEAR       (11/1/96)
----------------------------------------------------------------------------
  Cumulative Total Return(1)                            19.53%        42.14%
  Average Annual Total Return(2)                        17.31%        22.32%
  Value of $10,000 Investment(3)                       $11,731      $13,972



1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the 1.0% initial sales charge and 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.



                                                                               7

PAGE




MUTUAL BEACON FUND
Financial Highlights

                                                                                    CLASS Z
                                               ---------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                JUNE 30, 1998     --------------------------------------------------------------
                                                 (UNAUDITED)         1997         1996         1995         1994         1993
                                               ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the
  period)
Net asset value, beginning of period.......           $14.12          $12.98       $11.98       $10.34       $10.36        $9.03
                                               ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income.....................              .20             .31          .40          .29          .15          .12
 Net realized and unrealized gains.........             1.25            2.63         2.08         2.36          .43         1.94
                                               ---------------------------------------------------------------------------------
Total from investment operations...........             1.45            2.94         2.48         2.65          .58         2.06
                                               ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income.....................               --            (.54)        (.35)        (.28)        (.15)        (.12)
 Net realized gains........................               --           (1.26)       (1.13)        (.73)        (.45)        (.61)
                                               ---------------------------------------------------------------------------------
Total distributions........................               --           (1.80)       (1.48)       (1.01)        (.60)        (.73)
                                               ---------------------------------------------------------------------------------
Net asset value, end of period.............           $15.57          $14.12       $12.98       $11.98       $10.34       $10.36
                                               ---------------------------------------------------------------------------------
Total Return*..............................           10.27%          23.03%       21.19%       25.89%        5.61%       22.93%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..........       $5,707,303      $5,678,822   $4,920,388   $3,573,297   $2,060,453   $1,062,293
Ratios to average net assets:
 Expenses..................................             .75%**          .74%         .73%         .72%         .75%         .73%
 Expenses, excluding waiver and payments by
  affiliate................................             .78%**          .77%         .75%         .72%         .75%         .73%
 Net investment income.....................            2.84%**         1.92%        3.21%        2.89%        1.96%        1.53%
Portfolio turnover rate....................           26.68%          54.72%       66.87%       73.18%       70.63%       52.88%

*Total return is not annualized.
**Annualized.
+Per share amounts for all periods prior to December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997.

 8

PAGE

MUTUAL BEACON FUND
Financial Highlights (continued)

                                                                                   CLASS I
                                                                ----------------------------------------------
                                                                SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 1998        ------------------------
                                                                 (UNAUDITED)+++        1997+++         1996+
                                                                ----------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................           $14.09           $12.98         $13.21
                                                                ----------------------------------------------
Income from investment operations:
 Net investment income......................................              .19              .23            .16
 Net realized and unrealized gains..........................             1.23             2.65            .69
                                                                ----------------------------------------------
Total from investment operations............................             1.42             2.88            .85
                                                                ----------------------------------------------
Less distributions from:
 Net investment income......................................               --             (.51)          (.33)
 Net realized gains.........................................               --            (1.26)          (.75)
                                                                ----------------------------------------------
Total distributions.........................................               --            (1.77)         (1.08)
                                                                ----------------------------------------------
Net asset value, end of period..............................           $15.51           $14.09         $12.98
                                                                ----------------------------------------------
Total Return*...............................................           10.08%           22.52%          6.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................       $1,049,810         $753,519        $52,070
Ratios to average net assets:
 Expenses...................................................            1.10%**          1.09%          1.03%**
 Expenses, excluding waiver and payments by affiliate.......            1.13%**          1.12%          1.13%**
 Net investment income......................................            2.56%**          1.58%          1.33%**
Portfolio turnover rate.....................................           26.68%           54.72%         66.87%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997.
+++Based on average weighted shares outstanding.
                                                                               9

PAGE

MUTUAL BEACON FUND
Financial Highlights (continued)

                                                                                  CLASS II
                                                                ---------------------------------------------
                                                                SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 1998        -----------------------
                                                                 (UNAUDITED)+++        1997+++        1996+
                                                                ---------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................            $14.04          $12.98         $13.21
                                                                ---------------------------------------------
Income from investment operations:
 Net investment income......................................             .14               .14           .13
 Net realized and unrealized gains..........................            1.23              2.63           .71
                                                                ---------------------------------------------
Total from investment operations............................            1.37              2.77           .84
                                                                ---------------------------------------------
Less distributions from:
 Net investment income......................................              --              (.45)         (.32)
 Net realized gains.........................................              --             (1.26)         (.75)
                                                                ---------------------------------------------
Total distributions.........................................              --             (1.71)        (1.07)
                                                                ---------------------------------------------
Net asset value, end of period..............................          $15.41             $14.04        $12.98
                                                                ---------------------------------------------
Total Return*...............................................           9.76%            21.65%         6.45%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................        $545,305           $362,425       $16,263
Ratios to average net assets:
 Expenses...................................................           1.74%**           1.74%         1.75%**
 Expenses, excluding waiver and payments by affiliate.......           1.78%**           1.77%         1.85%**
 Net investment income......................................           1.92%**            .92%          .84%**
Portfolio turnover rate.....................................          26.68%            54.72%        66.87%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997.
+++Based on average weighted shares outstanding.

                       See Notes to Financial Statements.
 10

PAGE

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                 COUNTRY          SHARES            VALUE
                                                                 ----------------------------------------
COMMON STOCKS 82.5%
AEROSPACE & MILITARY TECHNOLOGY 1.1%
*Coltec Industries Inc. ....................................  United States         769,500     $   15,293,813
*General Motors Corp., H....................................  United States         331,300         15,612,513
*Hexcel Corp. ..............................................  United States         991,880         22,441,285
*Litton Industries Inc. ....................................  United States           1,100             64,900
Lockheed Martin Corp. ......................................  United States         100,894         10,682,152
Northrop Grumman Corp. .....................................  United States         170,000         17,531,250
Primex Technologies Inc. ...................................  United States          47,740          2,446,675
                                                                                                --------------
                                                                                                    84,072,588
                                                                                                --------------
APPLIANCES & HOUSEHOLD DURABLES .8%
Black & Decker Corp. .......................................  United States         418,800         25,546,800
Premark International Inc. .................................  United States         252,100          8,130,225
+Toro Co. ..................................................  United States         648,700         22,217,975
                                                                                                 --------------
                                                                                                    55,895,000
                                                                                                --------------
AUTOMOBILES 3.3%
*Borg-Warner Automotive Inc. ...............................  United States         167,200          8,036,050
Chrysler Corp. .............................................  United States         564,100         31,801,138
General Motors Corp. .......................................  United States       1,733,300        115,806,106
*Hayes Lemmerz Intl. Inc. ..................................  United States         288,520         11,468,670
*Regie Nationale des Usines Renault SA......................      France            723,000         41,124,661
Volvo AB, B.................................................      Sweden          1,058,900         31,535,035
                                                                                                --------------
                                                                                                   239,771,660
                                                                                                --------------
 BANKING 4.5%
BG Bank AS..................................................     Denmark            304,900         18,884,115
Chase Manhattan Corp. ......................................  United States       2,457,480        185,539,740
First Chicago NBD Corp. ....................................  United States         565,600         50,126,300
First Union Corp. ..........................................  United States         471,604         27,470,933
Fleet Financial Group Inc. .................................  United States         229,300         19,146,550
M & T Bank Corp. ...........................................  United States           6,600          3,656,400
Mercantile Bankshares Corp. ................................  United States          59,700          2,078,306
PNC Bank Corp. .............................................  United States         240,000         12,915,000
Royal Bank of Canada........................................      Canada            150,500          9,057,325
                                                                                                --------------
                                                                                                   328,874,669
                                                                                                --------------
BEVERAGES & TOBACCO 2.9%
Brown-Forman Corp., A.......................................  United States          51,700          3,011,525
Brown-Forman Corp., B.......................................  United States         249,700         16,043,225
Farmer Brothers Co. ........................................  United States          82,686         19,761,954
Heineken Holding NV, A......................................   Netherlands          712,443         23,465,579
Molson Co. Ltd., A..........................................      Canada          1,882,375         34,241,292
Philip Morris Companies Inc. ...............................  United States         948,600         37,351,125
RJR Nabisco Holdings Corp. .................................  United States       2,583,385         61,355,394


                                                                              11

PAGE

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES            VALUE
                                                                 ----------------------------------------
COMMON STOCKS (CONT.)
BEVERAGES & TOBACCO (CONT.)
*Stroh Brewery Co., wts. ...................................  United States          66,892     $       66,892
UST Inc. ...................................................  United States         503,600         13,597,200
                                                                                                --------------
                                                                                                   208,894,186
                                                                                                --------------
BROADCASTING & PUBLISHING 8.4%
BHC Communications Inc., A..................................  United States          40,398          5,668,344
*Chris Craft Industries Inc. ...............................  United States         242,783         13,277,215
Comcast Corp., A............................................  United States          70,000          2,782,500
Comcast Corp., Special A....................................  United States         335,966         13,638,120
Daily Mail & General Trust Plc. ............................  United Kingdom         19,000            890,813
Daily Mail & General Trust Plc., A..........................  United Kingdom        371,200         16,802,910
Dow Jones & Co. Inc. .......................................  United States       1,044,700         58,242,025
Dun & Bradstreet Corp. .....................................  United States         381,900         13,748,400
Havas SA....................................................      France            375,494         31,860,473
Hollinger International Inc., A.............................  United States         482,000          8,194,000
Houghton Mifflin Co. .......................................  United States         999,000         31,718,250
*Mediaone Group Inc. .......................................  United States       3,701,100        162,617,081
Mirror Group Plc. ..........................................  United Kingdom     12,000,000         45,249,775
*Modern Times Group AB, A...................................      Sweden            287,550          3,569,631
*Modern Times Group AB, B...................................      Sweden          1,919,052         25,026,196
NV Holdingsmij de Telegraaf.................................   Netherlands        2,130,000         51,307,639
Pearson Plc. ...............................................  United Kingdom      2,367,115         43,444,898
Readers Digest Association Inc., A..........................  United States         478,400         12,976,600
Scripps Co., A..............................................  United States       1,052,000         57,662,750
Shaw Brothers Hong Kong Ltd. ...............................    Hong Kong        10,588,300          6,422,452
Southam Inc. ...............................................      Canada            431,400          7,832,702
                                                                                                --------------
                                                                                                   612,932,774
                                                                                                --------------
 BUILDING MATERIALS & COMPONENTS .9%
*American Standard Cos. Inc. ...............................  United States         742,100         33,162,594
Johns-Manville Corp. .......................................  United States         573,617          8,640,106
Lone Star Industries Inc. ..................................  United States         123,768          9,537,872
+Puerto Rican Cement Co. Inc. ..............................  United States         274,300         12,960,675
                                                                                                --------------
                                                                                                    64,301,247
                                                                                                --------------
BUSINESS & PUBLIC SERVICES 2.7%
Browning Ferris Industries Inc. ............................  United States         120,000          4,170,000
Esselte AB, A...............................................      Sweden            245,000          5,437,686
Moore Corp. Ltd. ...........................................      Canada            349,700          4,637,143
Moore Corp. Ltd., fgn. .....................................      Canada             90,000          1,192,500
Ratin AS, B.................................................     Denmark            201,450         42,621,746
Sophus Berendsen AS, B......................................     Denmark            201,450          8,348,590
Suez Lyonnaise des Eaux SA..................................      France            820,000        134,948,726
                                                                                                --------------
                                                                                                   201,356,391
                                                                                                --------------


 12

PAGE

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES            VALUE
                                                                 ----------------------------------------
COMMON STOCKS (CONT.)
CHEMICALS 2.9%
DSM NV......................................................   Netherlands          400,000     $   41,057,910
Hoechst AG..................................................     Germany            582,200         29,061,618
Hoechst AG, ADR.............................................     Germany              9,300            461,513
Laporte Plc. ...............................................  United Kingdom      2,604,500         31,179,777
Morton International Inc. ..................................  United States       1,397,600         34,940,000
*Nova Chemicals Ltd. .......................................      Canada            478,000          9,751,454
Olin Corp. .................................................  United States       1,367,000         56,986,813
*W R Grace & Co. ...........................................  United States         407,000          6,944,438
                                                                                                --------------
                                                                                                   210,383,523
                                                                                                --------------
CONSTRUCTION & HOUSING .2%
Martin Marietta Materials Inc. .............................  United States         305,060         13,727,700
                                                                                                --------------
DATA PROCESSING & REPRODUCTION .3%
*Bay Networks Inc. .........................................  United States          88,300          2,847,675
*Data General Corp. ........................................  United States         463,600          6,925,025
*NCR Corp. .................................................  United States         477,500         15,518,750
                                                                                                --------------
                                                                                                    25,291,450
                                                                                                --------------
ELECTRICAL & ELECTRONICS 1.4%
Philips Electronics NV......................................   Netherlands          191,700         16,114,787
Philips Electronics NV, ADR.................................   Netherlands          585,000         49,725,000
*Wang Laboratories Inc., A..................................  United States       1,328,000         33,781,000
                                                                                                --------------
                                                                                                    99,620,787
                                                                                                --------------
ELECTRONIC COMPONENTS & INSTRUMENTS 1.2%
*Amphenol Corp., A..........................................  United States         685,366         26,729,274
+*Essex International Inc. .................................  United States       1,701,600         40,200,300
+Spectra Physics AB, A......................................      Sweden          1,130,000         18,066,057
                                                                                                --------------
                                                                                                    84,995,631
                                                                                                --------------
ENERGY EQUIPMENT & SERVICES 2.0%
Bouygues Offshore SA, ADR...................................      France          1,257,700         26,568,913
*Camco International Inc. ..................................  United States          23,700          1,845,638
*Cooper Cameron Corp. ......................................  United States         352,400         17,972,400
*EVI Weatherford Inc. ......................................  United States         822,221         30,524,955
+Gulfmark Offshore Inc. ....................................  United States         642,074         14,607,184
*R & B Falcon Corp. ........................................  United States         811,282         18,355,255
*Rowan Companies Inc. ......................................  United States       1,141,400         22,185,963
*Trico Marine Services Inc. ................................  United States         966,100         13,223,494
                                                                                                --------------
                                                                                                   145,283,802
                                                                                                --------------
ENERGY SOURCES 4.4%
Apco Argentina Inc. ........................................  United States          74,679          1,941,654
Fina Inc., A................................................  United States         355,700         23,120,500
Imperial Oil Ltd. ..........................................      Canada          1,818,300         31,706,606
Kerr McGee Corp. ...........................................  United States         379,400         21,957,775


                                                                              13

PAGE

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES            VALUE
                                                                 ----------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES (CONT.)
Noble Affiliates Inc. ......................................  United States         237,800     $    9,036,400
*Ocean Energy Inc. .........................................  United States         932,180         18,235,771
Pennzoil Co. ...............................................  United States         863,600         43,719,750
Royal Dutch Petroleum Co. ..................................   Netherlands          124,800          6,840,600
Saga Petroleum AS, A........................................      Norway          1,350,490         20,767,293
Saga Petroleum AS, B........................................      Norway          1,482,105         20,956,329
*Santa Fe Energy Resources Inc. ............................  United States         807,600          8,681,700
Santa Fe International Corp. ...............................  United States         284,500          8,606,125
Shell Transport & Trading Co. Plc. .........................  United Kingdom      2,059,500         14,518,283
Societe Elf Aquitaine SA....................................      France            465,000         65,373,801
Tidewater Inc. .............................................  United States         730,900         24,119,700
                                                                                                --------------
                                                                                                   319,582,287
                                                                                                --------------

FINANCIAL SERVICES 4.0%
Advanta Corp., A............................................  United States         104,576          2,294,136
Advanta Corp., B............................................  United States         358,598          7,127,135
Austria Fund Inc. ..........................................     Austria            104,000          1,274,000
Bear Stearns Co. Inc. ......................................  United States         112,629          6,405,774
Beneficial Corp. ...........................................  United States         367,400         56,281,088
(R)*Cityscape Financial Corp. ..............................  United States         728,623             34,245
Commercial Federal Corp. ...................................  United States         107,800          3,409,175
Electra Investment Trust Plc. ..............................  United Kingdom      2,443,300         26,355,549
Finova Group Inc. ..........................................  United States         560,400         31,732,650
Laser Mortgage Management Inc. .............................  United States         255,000          2,773,125
Liberty Financial Companies Inc. ...........................  United States         249,666          8,613,477
Morgan Stanley Dean Witter & Co. ...........................  United States         877,000         80,135,875
Power Financial Corp. ......................................      Canada            195,800          9,153,888
*RH Donnelly Corp. .........................................  United States          79,800            239,400
United Asset Management Corp. ..............................  United States       2,123,700         55,348,931
                                                                                                --------------
                                                                                                   291,178,448
                                                                                                --------------

FOOD & HOUSEHOLD PRODUCTS 2.0%
BIC SA......................................................      France            104,549          7,435,672
Cadbury Schweppes Plc. .....................................  United Kingdom      1,934,058         30,027,046
*Kononklijke Numico NV, trading coupon......................   Netherlands          449,763            117,183
Lindt & Spruengli Chocolate Works Ltd., partn. ctf. ........   Switzerland            4,522         11,656,791
Lindt & Spruengli Chocolate Works Ltd., reg. ...............   Switzerland                7            182,292
Lotte Confectionary Co. Ltd. ...............................   South Korea           23,440          1,195,047
Nabisco Holdings Corp., A...................................  United States         773,000         27,876,313
Seaboard Corp. .............................................  United States           5,350          1,556,850
(R)Sunbeam Corp. ...........................................  United States       1,480,670         13,825,756
U.S. Industries Inc. .......................................  United States         465,300         11,516,175
Van Melle NV................................................   Netherlands          282,037         20,311,877
Weetabix Plc., A............................................  United Kingdom        338,925         21,206,139
                                                                                                --------------
                                                                                                   146,907,141
                                                                                                --------------


 14

PAGE


MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES            VALUE
                                                                 ----------------------------------------
COMMON STOCKS (CONT.)
FOREST PRODUCTS & PAPER 1.7%
*Alliance Forest Products Inc. .............................      Canada          1,458,900     $   22,073,731
Avenor Inc. ................................................      Canada            800,500         18,725,783
Bowater Inc. ...............................................  United States         326,100         15,408,225
Champion International Corp. ...............................  United States         231,700         11,396,744
Greif Brothers Corp., A.....................................  United States          44,400          1,659,450
Rayonier Inc. ..............................................  United States         349,700         16,086,200
St. Joe Co. ................................................  United States         490,798         13,435,595
*Stone Container Corp. .....................................  United States         926,800         14,481,250
Temple Inland Inc. .........................................  United States         212,893         11,469,610
                                                                                                --------------
                                                                                                   124,736,588
                                                                                                --------------
HEALTH & PERSONAL CARE 3.9%
*Apria Healthcare Group Inc. ...............................  United States         692,500          4,631,094
*Beverly Enterprises Inc. ..................................  United States       2,298,500         31,748,031
*Foundation Health Systems, A...............................  United States       2,123,140         55,997,818
*Kindercare Learning Centers Inc. ..........................  United States          48,215          1,036,623
*Maxicare Health Plans Inc. ................................  United States         795,759          5,371,373
*Mid-Atlantic Medical Services Inc. ........................  United States       1,137,100         13,076,650
*Oxford Health Plans Inc. ..................................  United States       1,387,400         21,244,563
*Pacificare Health Systems Inc., A..........................  United States         391,290         33,064,005
*Pacificare Health Systems Inc., B..........................  United States         369,882         32,688,322
*Paragon Health Networks Inc. ..............................  United States         539,223          8,694,971
*Perrigo Co. ...............................................  United States         384,300          3,867,019
*Pharmerica Inc. ...........................................  United States       1,046,047         12,617,942
*Tenet Healthcare Corp. ....................................  United States         114,500          3,578,125
United States Surgical Corp. ...............................  United States         266,895         12,177,084
*Vencor Inc. ...............................................  United States       1,770,000         12,832,500
*Ventas Inc. ...............................................  United States       1,714,500         23,681,531
*Vitalink Pharmacy Services Inc. ...........................  United States         529,500         11,682,094
                                                                                                --------------
                                                                                                   287,989,745
                                                                                                --------------

INDUSTRIAL COMPONENTS 2.9%
Charter Plc. ...............................................  United Kingdom      2,000,000         20,939,700
Echlin Inc. ................................................  United States         494,075         24,240,555
Gencorp Inc. ...............................................  United States         666,700         16,834,175
ITT Industries Inc. ........................................  United States       1,085,700         40,578,038
(R)*Lancer Industries Inc., B...............................  United States               1            512,820
*Lear Corp. ................................................  United States         361,700         18,559,731
Lucas Varity Plc. ..........................................  United Kingdom      4,770,000         19,001,527
Lucas Varity Plc., ADR......................................  United Kingdom      1,329,944         52,948,396
*Owens-Illinois Inc. .......................................  United States         307,400         13,756,150
Smith Investment Co. .......................................  United States          14,508            943,020
Vulcan International Corp. .................................  United States          15,884            647,273
                                                                                                --------------
                                                                                                   208,961,385
                                                                                                --------------

                                                                              15

PAGE


MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES            VALUE
                                                                 ----------------------------------------
COMMON STOCKS (CONT.)
INSURANCE 5.1%
*Alleghany Corp. ...........................................  United States          70,569     $   16,460,219
*Allianz AG, wts. ..........................................      France            435,791          2,533,585
Allmerica Financial Corp. ..................................  United States          87,720          5,701,800
AON Corp. ..................................................  United States         799,950         56,196,488
Argonaut Group Inc. ........................................  United States         151,900          4,803,838
Assurances Generales de France AGF..........................      France            709,552         40,148,485
Financial Security Assurance Holding Ltd. ..................  United States          85,500          5,023,125
Fund American Enterprises Holdings Inc. ....................  United States         265,111         39,236,428
Guardian Royal Exchange Plc.................................  United Kingdom      4,900,237         28,861,475
Hartford Financial Services Group Inc. .....................  United States         327,700         37,480,688
Kansas City Life Insurance Co. .............................  United States          17,750          1,615,250
Leucadia National Corp. ....................................  United States         470,200         15,545,988
+National Security Group Inc. ..............................  United States         174,977          3,280,819
Royal & Sun Alliance Insurance Group Plc. ..................  United Kingdom      2,660,500         27,522,108
SAFECO Corp. ...............................................  United States         150,420          6,825,308
Sampo Insurance Co. Ltd., A.................................     Finland          1,085,000         51,417,583
Selective Insurance Group Inc. .............................  United States          71,100          1,593,084
St. Paul Co. Inc. ..........................................  United States         494,152         20,785,269
Unitrin Inc.................................................  United States          74,900          5,205,550
                                                                                                --------------
                                                                                                   370,237,090
                                                                                                --------------

LEISURE & TOURISM .9%
Hilton Hotels Corp. ........................................  United States       1,062,100         30,269,850
*MGM Grand Inc. ............................................  United States       1,086,600         34,295,813
                                                                                                --------------
                                                                                                    64,565,663
                                                                                                --------------

MACHINERY & ENGINEERING .5%
Bucher Holding AG, br. .....................................   Switzerland           13,233         17,361,333
New Holland NV..............................................   Netherlands          664,700         13,044,738
TT Group Plc. ..............................................  United Kingdom      1,676,500          8,265,855
                                                                                                --------------
                                                                                                    38,671,926
                                                                                                --------------
MERCHANDISING 1.8%
American Stores Co. ........................................  United States         688,300         16,648,256
*CompUSA Inc. ..............................................  United States         410,000          7,405,625
Dillards Inc., A............................................  United States         280,600         11,627,363
FKI Plc. ...................................................  United Kingdom     11,500,000         33,482,664
*Footstar Inc. .............................................  United States          56,400          2,707,200
Hudson's Bay Co. ...........................................      Canada            743,700         17,043,072
*Provigo Inc. ..............................................      Canada            635,000          3,929,482
Quaker State Corp. .........................................  United States          75,600          1,237,950
*Sports Authority Inc. .....................................  United States          50,000            746,875
*Toys R Us Inc. ............................................  United States         880,800         20,753,850
*Venator Group Inc. ........................................  United States         982,900         18,797,963
                                                                                                --------------
                                                                                                   134,380,300
                                                                                                --------------

 16

PAGE

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES            VALUE
                                                                 ----------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING 1.1%
*Algoma Steel Inc. .........................................      Canada          1,302,153     $    4,214,918
Allegheny Teledyne Inc. ....................................  United States         313,000          7,159,875
Alumax Inc. ................................................  United States          98,675          4,576,053
Aluminum Co. of America.....................................  United States         347,000         22,880,313
Central Steel & Wire Co. ...................................  United States             959          1,011,745
LTV Corp. ..................................................  United States         766,400          7,328,700
(R)+Metallurg Inc. .........................................  United States         412,612          9,159,986
National Steel Corp., B.....................................  United States       1,317,500         15,645,313
Reynolds Metals Co. ........................................  United States         146,100          8,172,469
                                                                                                --------------
                                                                                                    80,149,372
                                                                                                --------------
MULTI-INDUSTRY 9.1%
Aker RGI ASA, A.............................................      Norway          2,218,979         34,845,503
*Berkshire-Hathaway Inc., A.................................  United States             305         23,883,025
Canadian Pacific Ltd. ......................................      Canada            463,000         13,137,625
Canadian Pacific Ltd., new..................................      Canada            278,500          7,840,536
CGIP-Compagnie Generale Industrie de Participation..........      France              6,502          3,435,973
Cie Financiere Richemont AG, A..............................   Switzerland           32,891         43,043,668
Custos AB, A................................................      Sweden          1,000,000         25,454,865
Edperbrascan Corp., A.......................................      Canada          1,327,700         22,300,629
Financiere Et Industrielle Gaz Et Eaux SA...................      France            411,033         22,529,993
Forvaltnings AB Ratos, B....................................      Sweden          6,152,400         63,260,580
Gendis Inc., A..............................................      Canada            722,500          5,994,016
Harcourt General Inc. ......................................  United States         189,300         11,263,350
Investor AB, A..............................................      Sweden          1,077,000         62,392,506
Investor AB, B..............................................      Sweden          2,258,000        131,800,900
Kinnevik AB, A..............................................      Sweden            287,550          9,122,390
*Kinnevik AB, A, rts. ......................................      Sweden            287,550          1,316,076
Kinnevik AB, B..............................................      Sweden          1,854,552         60,346,367
*Kinnevik AB, B, rts. ......................................      Sweden          1,854,552          8,488,025
Lagardere S.C.A. ...........................................      France          1,185,598         49,357,429
MacMillan Bloedel Ltd. .....................................      Canada            552,400          5,897,576
Power Corp. of Canada.......................................      Canada            216,900         10,177,213
*Saab AB, B.................................................      Sweden            833,750          8,781,928
Ste Eurafrance..............................................      France             44,819         28,169,401
Viad Corp. .................................................  United States         402,200         11,161,050
                                                                                                --------------
                                                                                                   664,000,624
                                                                                                --------------
REAL ESTATE 2.1%
Alexander & Baldwin Inc. ...................................  United States         154,800          4,508,550
*Alexander's Inc. ..........................................  United States          46,300          4,120,700
*Al-Zar Ltd. LP.............................................  United States              12              4,116
*Cadillac Fairview Corp. ...................................      Canada             91,500          2,103,091
*Cadillac Fairview Corp., fgn. .............................      Canada            737,672         16,966,456
*Cadillac Fairview Corp., wts. .............................      Canada            112,599          1,205,967
*Castle & Cooke Inc. .......................................  United States         116,133          2,206,527


                                                                              17

PAGE

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES            VALUE
                                                                 ----------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE (CONT.)
*Chicago Title Corp. .......................................  United States         100,957     $    4,662,951
*E & J Properties Ltd., units...............................  United States          15,000             41,250
Gould Investors LP..........................................  United States          14,600            730,000
*Insignia Financial Group Inc. .............................  United States         406,800          9,966,600
(R)+*MB Metropolis LLC......................................  United States       3,627,217          4,479,613
*MBO Properties Inc. .......................................  United States         205,135          1,948,783
(R)+MSCW Investors III, LLC.................................  United Kingdom     28,372,000         47,854,732
*Nichols J C Co. ...........................................  United States         165,245         10,906,170
+Resurgence Properties Inc. ................................  United States         591,900            399,533
(R)+Resurgence Properties Inc., Restricted..................  United States         900,000            607,500
(R)*Security Capital Global Realty..........................  United States         215,625          4,312,500
Starwood Hotels & Resorts Trust.............................  United States         314,404         15,189,643
+*Wellsford Real Properties Inc. ...........................  United States       1,453,221         19,500,409
                                                                                                --------------
                                                                                                   151,715,091
                                                                                                --------------
RECREATION & OTHER CONSUMER GOODS .5%
EMI Group Plc. .............................................  United Kingdom      4,115,000         36,011,571
Todd A O Corp., A...........................................  United States         116,828          1,197,487
                                                                                                --------------
                                                                                                    37,209,058
                                                                                                --------------
TELECOMMUNICATIONS 4.8%
*360 Degrees Communications Company.........................  United States       1,718,700         54,998,400
BCE Inc. ...................................................      Canada            234,300          9,934,110
*CS Wireless Inc. ..........................................  United States           1,780                 18
*Firstworld Communications Inc. ............................  United States           4,465          1,919,950
*Ionica Group Plc., wts. ...................................  United Kingdom          2,560             51,200
Koninklijke Ptt Nederland NV................................   Netherlands          572,200         22,025,002
MCI Communications Corp. ...................................  United States       1,512,700         87,925,688
SK Telecom Co. Ltd. ........................................   South Korea           11,649          5,347,086
Telecom Italia SpA..........................................      Italy           1,310,000          9,571,022
Telecom Italia SpA, di Risp.................................      Italy             885,000          4,306,132
*Telecommunications Inc. - TCI Ventures Group, A............  United States       2,211,600         44,370,225
*Tele-Communications Inc., A................................  United States         472,100         18,146,344
Telecomunicacoes Brasileiras SA (Telebras)..................      Brazil        287,700,000         22,884,662
Telephone & Data Systems Inc. ..............................  United States       1,491,900         58,743,563
*Telewest Communications Plc. ..............................  United Kingdom      3,135,000          7,375,363
                                                                                                --------------
                                                                                                   347,598,765
                                                                                                --------------
TEXTILES & APPAREL
*JPS Textile Group Inc. ....................................  United States         200,107          2,526,351
                                                                                                --------------

TRANSPORTATION 4.8%
ASG AB, B...................................................      Sweden          1,466,689         45,058,722
Burlington Northern Santa Fe Corp. .........................  United States         287,300         28,209,269
Canadian National Railway Co. ..............................      Canada            491,553         26,113,753
Deutsche Lufthansa AG.......................................     Germany          1,700,000         42,664,820


 18

PAGE

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES            VALUE
                                                                 ----------------------------------------
COMMON STOCKS (CONT.)
TRANSPORTATION (CONT.)
*Eurotunnel SA, new units (registered form).................      France            451,928     $      497,075
Florida East Coast Industries Inc. .........................  United States       1,364,400         39,908,700
(R)*Golden Ocean Group Ltd., wts. ..........................  United States           3,010             15,050
Helikopter Services Group ASA...............................      Norway            621,400          6,316,440
+*Old Dominion Freight Line Inc. ...........................  United States         419,000          6,501,047
Railtrack Group Plc. .......................................  United Kingdom      5,274,334        129,627,490
Tranz Rail Holdings Ltd. ...................................   New Zealand           50,000            114,202
Tranz Rail Holdings Ltd., ADR...............................   New Zealand          110,000            728,750
Xtra Corp. .................................................  United States         405,500         24,532,750
                                                                                                --------------
                                                                                                   350,288,068
                                                                                                --------------
UTILITIES ELECTRICAL & GAS .3%
*Citizens Utilities Co., B..................................  United States       2,365,092         22,764,012
Thames Water Group Plc. ....................................  United Kingdom        100,000          1,801,982
                                                                                                --------------
                                                                                                    24,565,994
                                                                                                --------------
TOTAL COMMON STOCKS (COST $4,671,466,704)...................                                     6,020,665,304
                                                                                                --------------
PREFERRED STOCKS .3%
(R)*Interlake Corp., Series A3, 9.00%, cvt., pfd. ..........  United States             400            426,065
Telecomunicacoes Brasileiras SA (Telebras), pfd., ADR.......      Brazil            178,200         19,457,213
(R)*Viasystems Inc., pfd., B................................  United States         116,040          2,494,860
                                                                                               --------------
TOTAL PREFERRED STOCKS (COST $23,081,616)...................                                        22,378,138
                                                                                                --------------

                                                                                PRINCIPAL
                                                                                 AMOUNT**
                                                                                 --------
CORPORATE BONDS AND NOTES 1.5%
Boston Chicken Inc., cvt., zero coupon, 6/01/15.............  United States    $  5,350,000            294,250
Cadillac Fairview Corp., 12.00%, 7/31/05....................      Canada            132,492CAD          90,097
Cityscape Financial Corp., 12.75%, 6/01/04..................  United States       4,862,000          1,944,800
Club Regina Resorts Inc., 13.00%, 12/01/00..................  United States       3,750,000          3,993,750
Consorcio G Grupo Dina SA de CV:
  0/12.00%, 11/15/02........................................      Mexico          4,059,000          3,856,050
  cvt., 8.00%, 8/08/04......................................      Mexico          2,565,000          2,077,650
CS Wireless Inc., B, zero coupon to 3/01/01, 11.375%,
  3/01/06...................................................  United States       5,605,000          1,317,175
Eurotunnel Plc.:
  Jr. Note Tranche JD3 Tier 1...............................  United Kingdom      4,995,020GBP       7,438,274
  Jr. Note Tranche JD3 Tier 2...............................  United Kingdom      5,409,420GBP       7,671,784
  Jr. Note Tranche JD3 Tier 2 Interest Accrual..............  United Kingdom        282,303GBP         282,614
  Jr. Note Tranche JD3 Tier 3...............................  United Kingdom        486,941GBP         633,720
  Jr. Note Tranche JD3 Tier 3 Interest Accrual..............  United Kingdom        564,606GBP         235,512
  Resettable Facility Note-Tranche R5.......................  United Kingdom      4,225,646GBP       3,595,754
  Stapled Equity Note.......................................  United Kingdom      8,021,818GBP       4,550,703
  Stapled Participating Loan Note...........................  United Kingdom        703,086GBP         522,030


                                                                              19

PAGE


MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                PRINCIPAL
                                                                 COUNTRY         AMOUNT**           VALUE
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONT.)
Eurotunnel SA:
  Jr. Note Tranche JD1 Tier 1...............................      France            803,226FRF  $      116,910
  Jr. Note Tranche JD1 Tier 2...............................      France            803,226FRF         110,268
  Jr. Note Tranche JD1 Tier 3...............................      France          1,606,441FRF         204,591
  Jr. Note Tranche JD2 Tier 1...............................      France         27,063,519FRF       3,927,926
  Jr. Note Tranche JD2 Tier 2...............................      France         13,463,519FRF       1,842,716
  Jr. Note Tranche JD2 Tier 3...............................      France         24,178,374FRF       3,079,283
  Jr. Note Tranches JD1 & JD2 Interest Accrual..............      France          1,112,384FRF         110,392
  Jr. Note Tranches JD1 & JD2 Tier 3 Interest Accrual.......      France          2,224,766FRF          91,993
  Resettable Facility Note-Tranche R4.......................      France         24,764,557FRF       2,048,012
(R)Fairchild Semiconductor Corp., 11.74%, 3/14/08...........  United States       2,475,000          2,475,000
Global Ocean Carriers Ltd., 10.25%, 7/15/07.................  United States       2,083,000          1,926,775
(R)Golden Ocean Group Ltd., 144A, 10.00%, 8/31/01...........  United States       5,400,000          4,023,000
Hurricane Hydrocarbons Ltd., 144A, 11.75%, 11/01/04.........      Canada          1,258,000          1,207,680
Ionica Plc., 0/15.00%, 5/01/07..............................  United Kingdom     14,475,000          3,256,875
Local Financial, 144A, 11.00%, 9/05/04......................  United States       1,400,000          1,533,000
Localiza Rent-A-Car SA, 10.25%, 10/01/05....................      Brazil          1,000,000            800,000
Nebco Evans Holding Company, 144A, zero coupon to 7/15/02,
  12.375%, 7/15/07..........................................  United States       1,000,000            680,000
Oxford Health Plans Inc., 144A, 11.00%, 5/15/05.............  United States       1,445,000          1,488,350
Packaging Resources Inc., 13.00%, 6/30/03...................  United States       3,663,675          2,683,642
Physicians Resource Group Inc.
  144A, cvt., 6.00%, 12/01/01...............................  United States         120,000             95,250
  Reg S, 6.00%, 12/01/01....................................  United States       1,165,000            924,719
Production Resource Group LLC, 144A, 11.50%, 1/15/08........  United States         625,000            612,500
Republic National Bank of New York, 9.00%, 3/01/01..........  Cayman Islands      2,400,000          2,346,000
Resource America Inc., 144A, 12.00%, 8/01/04................  United States       1,800,000          1,935,000
Samsung Electronics Co. Ltd., 144A, 8.50%, 11/01/02.........   South Korea          890,000            780,975
Southwest Royalties Inc., B, 10.50%, 10/15/04...............  United States       3,680,000          3,017,600
Specialty Foods Corp., B, 11.25%, 8/15/03...................  United States       2,860,000          2,545,400
Textron Golf & Turf Inc., 144A, 8.684%, 1/30/08.............  United Kingdom     13,628,000GBP      24,784,797
TFM SA de CV
  144A, 10.25%, 6/15/07.....................................      Mexico            400,000            389,000
  144A, zero coupon to 6/15/02, 11.75%, 6/15/09.............      Mexico          1,900,000          1,192,250
                                                                                                --------------
TOTAL CORPORATE BONDS AND NOTES (COST $105,430,190).........                                       108,734,067
                                                                                                --------------

BONDS & NOTES IN REORGANIZATION 1.5%
*Adams County Co. Ind. Dev. Auth., 9.00%, 11/01/96..........  United States       1,775,000                888
*Alpargatas SA Industrial y Comercial:
  11.75%, 8/18/98...........................................    Argentina           960,000            691,200
  zero coupon, 1/29/99......................................    Argentina         1,750,000          1,260,000
  bank claim................................................    Argentina         1,450,000          1,044,000
*Barings BV, zero coupon, 1/22/01...........................   Netherlands       17,010,000          9,355,500
*Caldor Corp.:
  bank claim................................................  United States         491,014            319,159
  trade claim...............................................  United States       6,245,250            249,810


 20

PAGE

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                PRINCIPAL
                                                                 COUNTRY         AMOUNT**           VALUE
--------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Dictaphone Corporation, bank claim.........................  United States    $  1,201,566     $    1,177,535
*Dow Corning Corp.:
  9.30%, 1/27/98............................................  United States       1,835,000          2,458,900
  8.55%, 3/01/01............................................  United States       1,100,000          1,474,000
  9.375%, 2/01/08...........................................  United States         790,000          1,058,600
  8.15%, 10/15/29...........................................  United States       7,050,000          9,447,000
  9.50%, 8/10/49............................................  United States         350,000            469,000
  bank claim................................................  United States       2,070,704          2,774,743
  bank debt #1..............................................  United States       2,850,000          3,819,000
  swap......................................................  United States       7,677,843          8,292,071
*Eli Jacobs, bank claim.....................................  United States      25,305,910            126,530
*El Paso TX Housing Finance Corp., 8.88%, 10/15/96..........  United States      27,574,000             13,787
*Foxmeyer Health Corp.:
  reclamation trade claim...................................  United States       5,488,844          1,372,211
  trade claim...............................................  United States       1,402,185          1,121,748
*Harrah's Jazz Finance Corp., 14.25%, 11/15/01..............  United States       3,758,000          1,221,350
*Harvard Industries Inc.:
  (R)  13.00%, 5/08/99......................................  United States       3,000,000          2,850,000
  12.00%, 7/15/04...........................................  United States       3,225,000          1,435,125
  11.125%, 8/01/05..........................................  United States       7,930,000          3,528,850
*Heilman Acquisition Corp., 9.625%, 1/31/04.................  United States      15,000,000              1,500
*Korea National Housing Corporation Loan, bank claim........  United States       9,690,000          8,817,900
*Louisiana Agriculture Finance Authority, 8.25%, 10/01/96...  United States         950,000                475
*Louisiana Housing Finance, 8.61%, 8/01/96..................  United States         987,000                494
*Maxwell Communication Corp. Plc.:
  6.00%, 6/15/93............................................  United Kingdom        206,000DEM          11,413
  8.375%, 9/01/93...........................................  United Kingdom        520,000XEU          57,093
  5.00%, 6/16/95............................................  United Kingdom        571,725CHF          37,693
*Memphis TN Health Facilities, 8.68%, 9/15/96...............  United States       8,800,000              4,400
Mercury Finance Co., Bank Claim, MTN:
  5.79%, 2/02/97............................................  United States         444,195            430,869
  5.66%, 3/10/97............................................  United States       3,075,196          2,982,940
  6.29%, 12/16/97...........................................  United States       3,437,246          3,334,128
  6.16%, 12/15/98...........................................  United States         343,725            333,413
  9.76%, 2/20/99............................................  United States       3,000,000          2,775,000
  10.86%, 2/20/99...........................................  United States       2,500,000          2,312,500
  7.33%, 6/29/99............................................  United States       1,031,175          1,000,240
  7.42%, 6/29/00............................................  United States       3,897,834          3,780,899
  7.50%, 6/29/01............................................  United States       3,131,595          3,037,64x7


                                                                              21

PAGE

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                PRINCIPAL
                                                                 COUNTRY         AMOUNT**           VALUE
--------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
Mercury Finance Co., Commercial Paper:
  2/03/97...................................................  United States    $    738,263     $      716,116
  2/04/97...................................................  United States          62,395             60,523
  2/06/97...................................................  United States         544,438            528,105
  2/07/97...................................................  United States         186,968            181,359
  2/11/97...................................................  United States         517,297            501,778
  2/13/97...................................................  United States         158,561            153,804
  2/18/97...................................................  United States         678,728            658,366
  2/19/97...................................................  United States         574,175            556,950
  2/20/97...................................................  United States         119,240            115,662
  2/21/97...................................................  United States         880,469            854,055
  2/24/97...................................................  United States         474,610            460,372
  2/25/97...................................................  United States         386,021            374,440
  2/27/97...................................................  United States          52,794             51,210
  3/07/97...................................................  United States         812,857            788,471
  3/10/97...................................................  United States         205,435            199,272
  3/11/97...................................................  United States          34,780             33,737
  3/14/97...................................................  United States          61,892             60,035
  3/17/97...................................................  United States         520,450            504,836
  3/19/97...................................................  United States       1,329,630          1,289,741
  4/11/97...................................................  United States          31,229             30,292
  4/14/97...................................................  United States         213,908            207,491
  4/15/97...................................................  United States          41,078             39,845
  4/18/97...................................................  United States         110,870            107,544
  4/22/97...................................................  United States          63,351             61,450
  4/24/97...................................................  United States          95,023             92,172
*Nebraska Investment Finance Authority, 8.34%, 11/01/93.....  United States       4,660,000              2,330
*Southeast Banking Corp.:
  zero coupon, 12/16/96.....................................  United States       5,270,000          3,214,700
  zero coupon, 11/10/97.....................................  United States       6,880,000          4,196,800
  10.50%, 4/11/01...........................................  United States      15,840,000          9,741,600
*Southeast Texas Housing Finance Corp., 8.60%, 9/01/96......  United States       1,500,000                750
                                                                                                --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $92,958,275)....                                       110,263,417
                                                                                                --------------

                                                                                  SHARES
                                                                                  -----
COMPANIES IN LIQUIDATION
*City Investing Co., Liquidating Trust......................  United States         250,187            226,732
*Homeland Holdings Corp. ...................................  United States         210,453          1,367,945
*Homeland Holdings Corp., w/i...............................  United States          59,798            272,081
(R)*Kendall International Inc., Residual Ownership
  Certif. ..................................................  United States              49                588
*Mcorp Financial Trust, claim units.........................  United States          13,334             16,301
*Mcorp Trust Units..........................................  United States          13,327                133
+*MEI Diversified Inc., CBI.................................  United States      13,957,852          1,284,122
*Ranger Industries Inc. ....................................  United States           5,059              3,320
                                                                                                --------------
TOTAL COMPANIES IN LIQUIDATION (COST $3,292,669)............                                         3,171,222
                                                                                                --------------


 22

PAGE


MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                PRINCIPAL
                                                                 COUNTRY         AMOUNT**           VALUE
--------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS 11.9%
Fannie Mae, 5.12% to 5.47%, with maturities to 6/11/99......  United States    $460,031,000     $  447,615,048
Federal Home Loan Bank, 5.11% to 5.44%, with maturities to
  6/15/99...................................................  United States     402,142,000        396,461,569
Federal Home Loan Mortgage Corp., 5.405% to 5.415%, with
  maturities to 11/16/98....................................  United States      25,400,000         24,910,652
                                                                                                --------------
                                                                                                   868,987,269
TOTAL SHORT TERM INVESTMENTS (COST $869,536,985)............                                    --------------
                                                                                                 7,134,199,417
TOTAL INVESTMENTS (COST $5,765,766,439) 97.7%...............                                     (163,739,662)
SECURITIES SOLD SHORT (2.3%)................................                                         5,020,233
NET EQUITY IN FORWARD CONTRACTS .1%.........................                                       326,938,345
OTHER ASSETS, LESS LIABILITIES 4.5%.........................                                    --------------
TOTAL NET ASSETS 100.0%.....................................                                    $7,302,418,333
                                                                                                --------------


SECURITIES SOLD SHORT
                           ISSUER                                COUNTRY          SHARES            VALUE
--------------------------------------------------------------------------------------------------------------
Alltel Corp. ...............................................  United States         100,200     $    4,659,300
AT&T Corp. .................................................  United States         366,400         20,930,600
Daimler Benz AG.............................................     Germany             52,900          5,187,424
Daimler Benz AG, ADR........................................     Germany             45,400          4,417,988
Dana Corp. .................................................  United States         262,400         14,038,400
Dun & Bradstreet Corp. .....................................  United States           9,500            323,000
Northern Telecom, Ltd. .....................................      Canada             93,700          5,314,053
Schlumberger Ltd. ..........................................  United States          27,900          1,905,919
Telecom Italia Mobile SpA...................................      Italy             760,000          4,637,259
Tyco International Ltd., new................................  United States         203,000         12,789,000
*Worldcom Inc. .............................................  United States       1,848,500         89,536,719
                                                                               ------------     --------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $138,979,829).........                                    $  163,739,662
                                                                                                --------------


                                                                              23

PAGE

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

               CONTRACTS FOR DIFFERENCES
                                                                                           VALUE AT        UNREALIZED
SECURITY                                                     COUNTRY           SHARES       6/30/98              LOSS
----------------------------------------------------------------------------------------------------------------------
Rentokil Initial Plc. ..................................  United Kingdom    1,815,270     $13,091,909     $(2,644,199)
                                                                                          -----------     -----------
                                                                                          -----------     -----------

CURRENCY ABBREVIATIONS:

CAD  -- Canadian Dollar
CHF  -- Swiss Franc
DEM  -- German Mark
FRF  -- French Franc
GBP  -- British Pound
XEU  -- European Currency Unit

*Non-income producing.
**Securities traded in U.S. dollars unless otherwise indicated.
(R)Restricted securities (See note 6).
+Affiliated issuers (See note 7).

                       See Notes to Financial Statements.

 24

PAGE


MUTUAL BEACON FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $5,596,083,854)................    $6,933,079,465
  Controlled affiliates (cost $39,652,671)..................        52,334,345
  Non controlled affiliates (cost $130,029,914).............       148,785,607    $7,134,199,417
                                                                --------------
 Cash.......................................................                         104,679,721
 Receivables:
  Investment securities sold................................                         138,927,065
  Capital shares sold.......................................                          10,178,635
  Dividends and interest....................................                          25,122,951
  From affiliates...........................................                             190,747
 Unrealized gain on forward exchange contracts (Note 8).....                          22,005,658
 Deposits with broker for securities sold short.............                         111,532,217
 Due from broker-variation margin...........................                             854,584
                                                                                  --------------
      Total assets..........................................                       7,547,690,995
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          44,949,230
  Capital shares redeemed...................................                           9,006,694
  To affiliates.............................................                           5,902,276
 Securities sold short, at value (proceeds $138,979,829)....                         163,739,662
 Unrealized loss on forward exchange contracts (Note 8).....                          16,985,425
 Accrued liabilities........................................                           4,689,375
                                                                                  --------------
      Total liabilities.....................................                         245,272,662
                                                                                  --------------
Net assets, at value........................................                      $7,302,418,333
                                                                                  --------------
Net assets consist of:
 Undistributed net investment income........................                      $   84,488,509
 Net unrealized appreciation................................                       1,346,049,179
 Accumulated net realized gain..............................                         515,928,099
 Capital shares.............................................                       5,355,952,546
                                                                                  --------------
Net assets, at value........................................                      $7,302,418,333
                                                                                  --------------

CLASS Z:
 Net asset value and maximum offering price per share
  ($5,707,303,076 / 366,526,435 shares outstanding).........                              $15.57
                                                                                  --------------
CLASS I:
 Net asset value per share ($1,049,809,844 / 67,691,035
  shares outstanding).......................................                              $15.51
                                                                                  --------------
 Maximum offering price per share ($15.51 / 95.50%).........                              $16.24
                                                                                  --------------
CLASS II:
 Net asset value per share ($545,305,413 / 35,383,141 shares
  outstanding)*.............................................                              $15.41
                                                                                  --------------
 Maximum offering price per share ($15.41 / 99.00%).........                              $15.57
                                                                                  --------------

*Redemption price per share is equal to net asset value less any applicable sales charge.

                       See Notes to Financial Statements.
                                                                              25

PAGE


MUTUAL BEACON FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $6,713,308)
 Dividends..................................................    $ 88,946,088
 Interest...................................................      39,219,674
                                                                ------------
      Total investment income...............................                       $128,165,762
                                                                                   ------------
Expenses:
 Management fees (Note 3)...................................      21,360,283
 Administrative fees (Note 3)...............................       2,776,368
 Distribution fees (Note 3)
   Class I..................................................       1,606,796
   Class II.................................................       2,292,869
 Transfer agent fees (Note 3)...............................       2,215,852
 Custodian fees.............................................         545,880
 Reports to shareholders....................................         214,924
 Registration and filing fees...............................         381,291
 Professional fees..........................................         170,431
 Directors' fees and expenses...............................          65,692
                                                                ------------
      Total expenses........................................                         31,630,386
      Expenses waived/paid by affiliate (Note 3)............                         (1,193,248)
                                                                                   ------------
          Net expenses......................................                         30,437,138
                                                                                   ------------
            Net investment income...........................                         97,728,624
                                                                                   ------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................     414,651,005
  Foreign currency transactions.............................      19,414,957
                                                                ------------
     Net realized gain......................................                        434,065,962
 Net unrealized appreciation (depreciation) on:
  Investments...............................................     172,784,553
  Translation of assets and liabilities denominated in
    foreign currencies......................................     (10,276,524)
                                                                ------------
     Net unrealized appreciation............................                        162,508,029
                                                                                   ------------
Net realized and unrealized gain............................                        596,573,991
                                                                                   ------------
Net increase in net assets resulting from operations........                       $694,302,615
                                                                                   ------------

                       See Notes to Financial Statements.
 26

PAGE

MUTUAL BEACON FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                    ENDED
                                                                JUNE 30, 1998          YEAR ENDED
                                                                 (UNAUDITED)        DECEMBER 31, 1997
                                                                -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $   97,728,624       $  112,721,352
  Net realized gain from investments and foreign currency
    transactions............................................       434,065,962          659,094,557
  Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
   currencies...............................................       162,508,029          443,470,119
                                                                -------------------------------------
    Net increase in net assets resulting from operations....       694,302,615        1,215,286,028
 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................                --         (198,852,305)
   Class I..................................................                --          (22,305,892)
   Class II.................................................                --           (9,409,819)
  Net realized gains:
   Class Z..................................................                --         (463,412,045)
   Class I..................................................                --          (56,734,666)
   Class II.................................................                --          (27,054,167)
 Capital share transactions (Note 2):
   Class Z..................................................      (540,671,593)         306,526,781
   Class I..................................................       211,275,109          709,709,228
   Class II.................................................       142,746,251          352,291,753
                                                                -------------------------------------
    Net increase in net assets..............................       507,652,382        1,806,044,896
Net assets:
 Beginning of period........................................     6,794,765,951        4,988,721,055
                                                                -------------------------------------
 End of period..............................................    $7,302,418,333       $6,794,765,951
                                                                -------------------------------------
    Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................    $   84,488,509       $  (13,240,115)
                                                                -------------------------------------

                       See Notes to Financial Statements.
                                                                              27

PAGE


MUTUAL BEACON FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Beacon Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

 28

PAGE

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. CURRENCY OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

h. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the

                                                                              29

PAGE

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

h. SECURITIES SOLD SHORT (CONT.)
broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

i. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS:

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

j. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class Z, Class I and Class II shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

Effective February 3, 1997, the shares of the Fund were split on a 3-for-1 basis. All previously reported per share data for the Fund have been restated to give effect to the split. At June 30, 1998, there were 1.35 billion Fund shares authorized ($0.001 par value) of which 750 million, 300 million, and 300 million were designated as Class Z, Class I and Class II shares, respectively. Transactions in the Fund's shares were as follows:

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 1998                      DECEMBER 31, 1997
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS Z SHARES:
Shares sold............................................   15,737,389    $ 234,937,497          40,718,198    $ 643,612,541
Shares issued on reinvestment of distributions.........           --               --          44,736,434      624,735,916
Shares issued on 3-for-1 stock split...................           --               --         251,723,338               --
Shares redeemed........................................  (51,459,271)    (775,609,090)        (61,246,008)    (961,821,676)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................  (35,721,882)   $(540,671,593)        275,931,962    $ 306,526,781
                                                         -----------------------------------------------------------------

 30

PAGE

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                                SIX MONTHS ENDED                      YEAR ENDED
                                                                 JUNE 30, 1998                    DECEMBER 31, 1997
                                                           -------------------------------------------------------------
                                                             SHARES         AMOUNT              SHARES         AMOUNT
                                                           -------------------------------------------------------------
CLASS I SHARES:
Shares sold..............................................  20,353,740    $304,125,073         46,602,413    $703,348,818
Shares issued on reinvestment of distributions...........          --              --          5,286,745      73,347,433
Shares issued on 3-for-1 stock split.....................          --              --          4,753,265              --
Shares redeemed..........................................  (6,149,507)    (92,849,964)        (4,493,034)    (66,987,023)
                                                           -------------------------------------------------------------
Net increase.............................................  14,204,233    $211,275,109         52,149,389    $709,709,228
                                                           -------------------------------------------------------------

                                                                SIX MONTHS ENDED                      YEAR ENDED
                                                                 JUNE 30, 1998                    DECEMBER 31, 1997
                                                           -------------------------------------------------------------
                                                             SHARES         AMOUNT              SHARES         AMOUNT
                                                           -------------------------------------------------------------
CLASS II SHARES:
Shares sold..............................................  11,034,362    $164,740,438         22,074,280    $332,928,600
Shares issued on reinvestment of distributions...........          --              --          2,401,998      33,244,103
Shares issued on 3-for-1 stock split.....................          --              --          1,840,112              --
Shares redeemed..........................................  (1,458,862)    (21,994,187)          (926,529)    (13,880,950)
                                                           -------------------------------------------------------------
Net increase.............................................   9,575,500    $142,746,251         25,389,861    $352,291,753
                                                           -------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors), are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

                                                                              31
PAGE

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net asset of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Distributors received net commissions from sales of those shares and received contingent deferred sales charges for the year of $157,733 and $113,456, respectively.

4. INCOME TAXES

At June 30, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $5,660,427,603 was as follows:

Unrealized appreciation.....................................  $1,679,054,571
Unrealized depreciation.....................................    (371,666,618)
                                                              --------------
Net unrealized appreciation.................................  $1,307,387,953
                                                              ==============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and foreign currency transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998 aggregated $1,769,668,766 and $1,587,734,378, respectively.

Transactions in options written during the period ended June 30, 1998 were as follows:

                                                                     NUMBER OF
                                                                     CONTRACTS   PREMIUM
                                                                     ---------   -------
Options outstanding at December 31, 1997....................            --               --
Options written.............................................           490        $  60,025
Options expired.............................................          (490)         (60,025)
                                                              -----------------------------
Options outstanding at June 30, 1998........................            --               --
                                                              -----------------------------

 32
PAGE

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1998 are as follows:

NUMBER OF SHARES OR                                                                   ACQUISITION
 PRINCIPAL AMOUNT                                ISSUER                                  DATE           VALUE
 ---------------------------------------------------------------------------------------------------------------
       728,623        Cityscape Financial Corp. ..................................      1/02/97      $    34,245
     2,475,000        Fairchild Semiconductor Corp., 11.74%, 3/14/08..............      4/02/97        2,475,000
     5,400,000        Golden Ocean Group, 144A, 10.00%, 8/31/01...................      8/26/97        4,023,000
         3,010        Golden Ocean Group Ltd., wts. ..............................      8/26/97           15,050
     3,000,000        Harvard Industries, 13.00%, 5/08/99.........................      1/22/98        2,850,000
           400        Interlake Corp., Series A3, 9.00%, cvt., pfd. ..............      6/17/92          426,065
            49        Kendall International Inc., Residual Ownership Certif. .....      7/06/92              588
             1        Lancer Industries Inc., B...................................      8/11/89          512,820
       412,612        Metallurg Inc. .............................................      4/14/97        9,159,986
     3,627,217        MB Metropolis LLC...........................................     12/07/94        4,479,613
    28,372,000        MSCW Investors III, LLC.....................................     12/27/95       47,854,732
       900,000        Resurgence Properties Inc., Restricted......................      4/06/95          607,500
       215,625        Security Capital Global Realty..............................      4/08/98        4,312,500
     1,480,670        Sunbeam Corp. ..............................................      2/23/90       13,825,756
       116,040        Viasystems Inc., pfd., B....................................     12/12/97        2,494,860
                                                                                                     -----------
TOTAL RESTRICTED SECURITIES (COST $77,827,131) (1.27% OF NET ASSETS)..............                   $93,071,715
                                                                                                     -----------

7. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at June 30, 1998 were $201,119,952. For the period ended June 30, 1998, dividend income from "affiliated companies" was $1,668,170 and net realized gains from disposition of "affiliated companies" were $2,097,369.

                              NUMBER OF                                NUMBER OF                                        REALIZED
                             SHARES HELD      GROSS       GROSS       SHARES HELD        VALUE       DIVIDEND INCOME    CAPITAL
      NAME OF ISSUER        DEC. 31, 1997   ADDITIONS   REDUCTIONS   JUNE 30, 1998   JUNE 30, 1998   1/1/98-6/30/98      GAINS
---------------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
MB Metropolis LLC.........    5,375,561           --    (1,748,344)    3,627,217     $  4,479,613              --      $  673,934
MSCW Investors III, LLC...   28,372,000           --           --     28,372,000       47,854,732              --              --
Value Property Trust***...    3,880,280           --    (3,880,280)           **               **              --              --
Value Property Trust,
 wts.***..................       24,222           --      (24,222)            **               **              --              --
                                                                                     --------------------------------------------
TOTAL CONTROLLED
 AFFILIATES...............                                                           $ 52,334,345              --      $  673,934
                                                                                     ============================================

                                                                              33
PAGE

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

7. INVESTMENT IN AFFILIATES (CONT.)
                              NUMBER OF                                NUMBER OF                                        REALIZED
                             SHARES HELD      GROSS       GROSS       SHARES HELD        VALUE       DIVIDEND INCOME    CAPITAL
NAME OF ISSUER              DEC. 31, 1997   ADDITIONS   REDUCTIONS   JUNE 30, 1998   JUNE 30, 1998   1/1/98-6/30/98      GAINS
---------------------------------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Essex International
 Inc. ....................           --     1,701,600          --      1,701,600     $ 40,200,300              --              --
Gulfmark Offshore Inc. ...      642,074           --           --        642,074       14,607,184              --              --
MEI Diversified Inc.,
 CBI......................   13,957,852           --           --     13,957,852        1,284,122              --              --
Metallurg Inc. ...........      404,958        7,654           --        412,612        9,159,986              --      $  157,181
National Security Group
 Inc. ....................      174,977           --           --        174,977        3,280,819      $   66,491              --
Old Dominion Freight Line
 Inc. ....................      419,000           --           --        419,000        6,501,047              --              --
Puerto Rican Cement Co.
 Inc. ....................      279,800           --       (5,500)       274,300       12,960,675         105,279          62,341
Resurgence Properties
 Inc. ....................      591,900           --           --        591,900          399,533         355,140         171,040
Resurgence Properties
 Inc., Restricted.........      900,000           --           --        900,000          607,500         540,000         495,000
Servico Inc...............      693,000           --     (693,000)            **               **              --         537,873
Spectra Physics AB, A.....    1,130,000           --           --      1,130,000       18,066,057         445,572              --
Toro Co. .................      648,700           --           --        648,700       22,217,975         155,688              --
Wellsford Real Properties
 Inc. ....................           --     1,453,221          --      1,453,221       19,500,409              --              --
                                                                                     --------------------------------------------
TOTAL NON CONTROLLED
 AFFILIATES...............                                                           $148,785,607      $1,668,170      $1,423,435
                                                                                     ============================================

*Issuer in which the Fund owns 25% or more of the outstanding voting securities. **As of June 30, 1998, no longer an affiliate.
***Merged into Wellsford Real Properties effective February 23, 1998.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

 34

PAGE

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)
As of June 30, 1998, the Fund had the following forward exchange contracts outstanding:

                                                                                 IN         SETTLEMENT          UNREALIZED
                                                                            EXCHANGE FOR       DATE            GAIN/(LOSS)
                         CONTRACTS TO BUY:                                 ------------------------------------------------
-------------------------------------------------------------------
     19,640,327  British Pounds....................................  U.S.  $   32,462,035    10/15/98    U.S.  $    108,076
      2,779,700  Canadian Dollars..................................             1,888,293     7/13/98                 2,537
     12,027,240  Dutch Guilders....................................             5,913,097     9/09/98                25,313
     24,671,688  Hong Kong Dollars.................................             3,130,517     7/14/98                49,385
  1,333,048,932  Spanish Peseta....................................             8,672,168     8/17/98                50,468
                                                                           --------------                      ------------
                                                                     U.S.  $   52,066,110                           235,779
                                                                           --------------                      ------------
                                                 CONTRACTS TO SELL:
                                                  --------------
     46,285,258  British Pounds....................................  U.S.  $   76,972,385    10/15/98               216,229
     54,343,377  Canadian Dollars..................................            38,198,175     7/13/98             1,232,279
    211,750,163  Canadian Dollars..................................           148,093,744     7/31/98             3,994,486
     90,314,127  Canadian Dollars..................................            62,285,605    11/30/98               708,561
    399,905,917  Danish Krone......................................            58,812,000    10/27/98               349,950
    100,973,659  Dutch Guilders....................................            50,703,697     9/17/98               824,644
    153,687,921  Dutch Guilders....................................            77,491,011    12/10/98             1,196,813
     93,255,363  Finnish Markka....................................            17,155,631     9/03/98                95,709
    548,048,300  French Francs.....................................            91,310,563     7/17/98               566,327
    542,696,989  French Francs.....................................            90,499,898     8/28/98               413,099
    350,000,000  French Francs.....................................            58,935,457     9/11/98               790,352
    532,623,901  French Francs.....................................            89,279,368    10/19/98               604,979
    276,449,693  French Francs.....................................            46,855,880    11/18/98               752,091
    208,136,647  French Francs.....................................            35,277,398    12/11/98               520,619
     65,000,000  German Marks......................................            36,312,849     9/18/98               127,692
     46,632,389  German Marks......................................            26,212,698    12/18/98               118,794
    885,492,800  Japanese Yen......................................             6,559,206    12/21/98                10,368
      2,240,492  New Zealand Dollars...............................             1,295,004     8/17/98               135,681
    795,539,880  Norwegian Krone...................................           106,212,869     9/10/98             2,373,840
     15,870,600  Swedish Krona.....................................             2,000,000     7/17/98                 8,537
     79,305,000  Swedish Krona.....................................            10,000,000     8/17/98                36,096
    711,255,139  Swedish Krona.....................................            90,371,472     9/18/98               892,473
    318,256,226  Swedish Krona.....................................            41,438,266    10/21/98             1,344,537
    463,519,962  Swedish Krona.....................................            60,701,933    11/16/98             2,243,075
     99,470,248  Swiss Francs......................................            68,576,524    12/10/98             1,898,271
                                                                           --------------                      ------------
                                                                     U.S.  $1,391,551,633                        21,455,502
                                                                           --------------
       Net unrealized gain on offsetting forward exchange contracts.                                                 314,377
                                                                                                               ------------
        Unrealized gain on forward exchange contracts..............                                              22,005,658
                                                                                                               ------------

                                                                              35

PAGE

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

                                                                                 IN         SETTLEMENT          UNREALIZED
                                                                            EXCHANGE FOR       DATE            GAIN/(LOSS)
CONTRACTS TO BUY:                                                          ------------------------------------------------
-------------------------------------------------------------------
      6,681,463  British Pounds....................................  U.S.  $   11,162,534     7/20/98    U.S.  $    (27,009)
     20,957,333  British Pounds....................................            35,026,943    10/15/98              (272,804)
     17,509,301  Dutch Guilders....................................             8,707,040     9/09/98               (61,881)
        350,000  New Zealand Dollars...............................               197,242     8/17/98               (16,138)
     95,192,354  Norwegian Krone...................................            12,615,062     9/10/98              (189,937)
  1,636,784,647  Spanish Peseta....................................            10,788,398     8/17/98               (78,307)
                                                                           --------------                      ------------
                                                                     U.S.  $   78,497,219                          (646,076)
                                                                           --------------                      ------------
 CONTRACTS TO SELL:
-------------------------------------------------------------------
    127,583,344  British Pounds....................................  U.S.  $  206,723,953     7/31/98            (5,905,908)
     75,353,944  British Pounds....................................           122,624,517     8/17/98            (2,764,349)
     90,987,906  British Pounds....................................           148,983,362     9/18/98            (2,141,767)
     44,000,000  British Pounds....................................            72,116,000    11/18/98              (706,283)
     43,410,708  British Pounds....................................            70,976,508    12/18/98              (745,432)
     66,388,379  Dutch Guilders....................................            32,607,259     9/09/98              (171,784)
    167,440,447  Dutch Guilders....................................            82,517,232     9/17/98              (195,142)
    151,527,094  Finnish Markka....................................            27,575,239     9/03/98              (144,779)
    412,044,380  French Francs.....................................            67,750,000     8/28/98              (648,683)
     60,043,125  Hong Kong Dollars.................................             7,335,751     7/14/98              (403,128)
 33,546,834,991  Italian Lira......................................            19,005,629     4/02/99               (38,518)
  2,969,311,319  Spanish Peseta....................................            19,305,060     8/17/98              (124,249)
    503,717,836  Swedish Krona.....................................            62,401,555     7/17/98              (805,587)
    949,041,697  Swedish Krona.....................................           117,777,589     8/17/98            (1,460,289)
    524,346,334  Swedish Krona.....................................            66,126,027    12/14/98               (83,451)
                                                                           --------------                      ------------
                                                                     U.S.  $1,123,825,681                       (16,339,349)
                                                                           --------------                      ------------
         Unrealized loss on forward exchange contracts..............                                            (16,985,425)
                                                                                                               ------------
          Net unrealized gain on forward exchange contracts........                                      U.S.  $  5,020,233
                                                                                                               ------------

 36

PAGE

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.


FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund


FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)


*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           07/98

PAGE


BOARD OF DIRECTORS
Michael F. Price (Chairman)
Peter A. Langerman
Edward I. Altman
Ann Torre Grant
Andrew H. Hines, Jr.
William J. Lippman
Bruce A. MacPherson
Fred R. Millsaps
Leonard Rubin
Vaughn R. Sturtevant, M.D.
Robert E. Wade

INVESTMENT MANAGER
Franklin Mutual Advisers, Inc.
51 John F. Kennedy Parkway
Short Hills, NJ 07078

SHAREHOLDER SERVICES
1-800-632-2301 - (Class I & II)
1-800-448-FUND - (Class Z)

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the prospectus of the Mutual Beacon Fund, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

476 ZS98 08/98                                  [LOGO] Printed on recycled paper